Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2013
Supplement [Text Block]	gst18_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class IR Shares of the Goldman Sachs Income Builder Fund

(the "Fund")

Supplement dated February 13, 2013 to the Prospectus dated January 28, 2013 (the "Prospectus")

Effective immediately, Goldman Sachs Asset Management, L.P., the Fund's Investment Adviser, has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.51% as an annual percentage rate of the Fund's average daily net assets; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets.

Accordingly, the following changes to the Fund's Prospectus are made:

The following replaces in its entirety the "Annual Fund Operating Expenses" table and related footnotes under "Goldman Sachs Income Builder Fund—Summary—Fees and Expenses of the Fund" in the Prospectus:

	Class A	Class B	Class C	Institutional	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.54%	0.54%	0.54%	0.39%	0.54%
Total Annual Fund Operating Expenses	1.44%	2.19%	2.19%	1.04%	1.19%
Fee Waiver and Expense Limitation[2]	(0.49)%	(0.49)%	(0.49)%	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[3]	0.95%	1.70%	1.70%	0.55%	0.70%

[2]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.51% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

The following replaces in its entirety the table under "Goldman Sachs Income Builder—Summary—Expense Example" in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$642	$935	$1,250	$2,139
Class B Shares
- Assuming Complete redemption at end of period	$673	$938	$1,330	$2,295
- Assuming no redemption	$173	$638	$1,130	$2,295
Class C Shares
- Assuming Complete redemption at end of period	$273	$638	$1,130	$2,485
- Assuming no redemption	$173	$638	$1,130	$2,485
Institutional Shares	$56	$282	$526	$1,227
Class IR Shares	$72	$329	$607	$1,400

Goldman Sachs Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst18_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class IR Shares of the Goldman Sachs Income Builder Fund

(the "Fund")

Supplement dated February 13, 2013 to the Prospectus dated January 28, 2013 (the "Prospectus")

Effective immediately, Goldman Sachs Asset Management, L.P., the Fund's Investment Adviser, has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.51% as an annual percentage rate of the Fund's average daily net assets; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets.

Accordingly, the following changes to the Fund's Prospectus are made:

The following replaces in its entirety the "Annual Fund Operating Expenses" table and related footnotes under "Goldman Sachs Income Builder Fund—Summary—Fees and Expenses of the Fund" in the Prospectus:

	Class A	Class B	Class C	Institutional	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None	None
Other Expenses	0.54%	0.54%	0.54%	0.39%	0.54%
Total Annual Fund Operating Expenses	1.44%	2.19%	2.19%	1.04%	1.19%
Fee Waiver and Expense Limitation[2]	(0.49)%	(0.49)%	(0.49)%	(0.49)%	(0.49)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[3]	0.95%	1.70%	1.70%	0.55%	0.70%

[2]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.51% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

The following replaces in its entirety the table under "Goldman Sachs Income Builder—Summary—Expense Example" in the Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$642	$935	$1,250	$2,139
Class B Shares
- Assuming Complete redemption at end of period	$673	$938	$1,330	$2,295
- Assuming no redemption	$173	$638	$1,130	$2,295
Class C Shares
- Assuming Complete redemption at end of period	$273	$638	$1,130	$2,485
- Assuming no redemption	$173	$638	$1,130	$2,485
Institutional Shares	$56	$282	$526	$1,227
Class IR Shares	$72	$329	$607	$1,400

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
Goldman Sachs Income Builder Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.95%	[2]
1 Year	rr_ExpenseExampleYear01	642
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,139
Goldman Sachs Income Builder Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%	[2]
1 Year	rr_ExpenseExampleYear01	673
3 Years	rr_ExpenseExampleYear03	938
5 Years	rr_ExpenseExampleYear05	1,330
10 Years	rr_ExpenseExampleYear10	2,295
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	638
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,295
Goldman Sachs Income Builder Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.70%	[2]
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	638
5 Years	rr_ExpenseExampleYear05	1,130
10 Years	rr_ExpenseExampleYear10	2,485
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	638
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,485
Goldman Sachs Income Builder Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.55%	[2]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	526
10 Years	rr_ExpenseExampleYear10	1,227
Goldman Sachs Income Builder Fund | Class IR Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	1,400

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management rate of 0.51% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 28, 2014, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.